Property, equipment and leasehold improvement, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, equipment and leasehold improvement, net

6. Property, equipment and leasehold improvement, net

The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2023	December 31, 2024
	RMB	RMB
Leasehold improvement	3,697	3,735
Furniture and office equipment	1,569	1,311
Electronic equipment and others	4,179	4,476
Total property, equipment and leasehold improvement	9,445	9,522
Less: accumulated depreciation	(7,778)	(8,154)
Property, equipment and leasehold improvement, net	1,667	1,368

Depreciation expenses were RMB1.2 million, RMB1.0 million and RMB1.1 million for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment charge was recognized for any of the years presented.